Shareholder Report, Average Annual Return (Details) B274537_Direxion Daily GOOGL Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	38 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily GOOGL Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily GOOGL Bull 2X Shares NAV
Average Annual Return, Percent	119.99%	50.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.21%
Alphabet Inc._ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alphabet Inc.
Average Annual Return, Percent	64.33%	35.97%